BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Hyperinflationary reporting (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Retained earnings		£ 27,526	£ 27,474
Hyperinflationary reporting, effect on revenue in the period		(31)
Hyperinflationary reporting, effect on operating profit in the period		(10)
Net monetary gain arising from hyperinflationary economies	[1]	£ 7
IAS 29 | Implementation of IAS 29 - Hyperinflation
Retained earnings			£ 9

[1]	Application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied effective 1 January 2024.